Statements of Cash Flows (USD $)	6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Operating Activities:
Net income (loss)	$ (2,160,264)	$ (2,353,616)
Accretion of asset retirement obligation	1,213	979
Preferred shares issued for services		75,000
Common shares issued for services	—	20,148
Promissory notes issued for services	120,000	150,000
Imputed interest	35,688
Loss on disposition of SATCO		586,924
Gain on issuance of common shares to shareholders of Terra Telecom, Inc.		(31,970)
Bad debt expense		100,000
Loss (Gain) on change in derivative	(148,214)	(321,659)
Loss on settlement or conversion of debt	334,162	1,011,211
Depletion	76,720	73,268
Depreciation	51,308	43,157
Amortization of intangibles		48,878
Amortization of debt discount	512,264	406,882
Accounts receivable		93,723
Inventory		11,493
Accounts payable and accrued expenses	743,579	(98,276)
Accounts payable and accrued expenses - related party	15,250	42,670
Prepaid expenses		336
Net cash provided by (used by) operations	(418,294)	(140,853)
Investing Activities:
Cash paid for development costs of oil and gas properties		(165,162)
Cash acquired in acquisition of Arctic Solar Engineering		538
Net cash used by investing activities		(165,700)
Principal payments on debt-related parties		(5,823)
Principal payments on debt	(50,000)
Borrowings on debt – related parties	322,690	210,000
Borrowings on debt	124,850	251,292
Net cash provided by financing activities	397,540	455,469
Foreign currency translation	18,397	(101,600)
Net increase (decrease) in cash during the period	(2,357)	48,393
Cash balance	2,696	9,930
Cash balance	339	58,323
Interest paid during the year	13,354	12,450
Debt conversion and settlement	373,944	2,251,244
Services expensed in the prior period (common stock subscribed)	25,000
Redquartz acquisition		30,876
Preferred stock conversion	4,642
Preferred shares subscribed to acquire oil and gas lease		3,736,387
Adjustment to derivative liability due to debt conversion	328,998
Accounts payable converted to promissory notes		385,581
Adjustment to asset retirement obligation		8,051
Debt discount	$ 282,998	$ 350,864